Transfer of Financial Assets - Fair Value of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Transfers and Servicing [Abstract]
Beginning balance	¥ 122,641	¥ 101,375
Ending balance	¥ 116,745	¥ 122,641